ALPS SERIES TRUST

Supplement dated September 12, 2022 to Statements of Additional Information

applicable to each series of ALPS Series Trust (the “Trust”)

-Carret Kansas Tax-Exempt Bond Fund

Statement of Additional Information dated January 28, 2022, as supplemented

-Beacon Accelerated Return Strategy Fund and Beacon Planned Return Strategy Fund

Statement of Additional Information dated January 28, 2022, as supplemented

-Clarkston Partners Fund, Clarkston Fund, and Clarkston Founders Fund

Statement of Additional Information dated January 28, 2022, as supplemented

-Polen DDJ Opportunistic High Yield Fund

Statement of Additional Information dated January 28, 2022, as supplemented

-Seven Canyons Strategic Global Fund and Seven Canyons World Innovators Fund

Statement of Additional Information dated January 28, 2022, as supplemented

-Hillman Value Fund

Statement of Additional Information dated January 28, 2022, as supplemented

Effective May 19, 2022, the Board of Trustees of the Trust approved the appointment of Tanya Tancheff as the Trust’s new Assistant Secretary. Effective August 18, 2022, the Board of Trustees approved the appointment of Lucas Foss as the Trust’s new President and Ivana Kovačić as the Trust’s new Chief Compliance Officer. Accordingly, the Officers table in the section titled “TRUSTEES AND OFFICERS” in each Funds’ Statement of Additional Information is hereby deleted and replaced in its entirety to reflect the appointment of each new officer of the Trust, with each such change effective on the applicable effective date:

Officers

Name, Birth Year & Address*	Position(s) Held with Fund	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years***
Lucas Foss, Birth Year: 1977	President	President Since August 2022 Chief Compliance Officer from January 2018 - August 2022	Mr. Foss rejoined ALPS in November 2017 and is currently Senior Director and Fund Chief Compliance Officer at SS&C ALPS. Prior to his current role, Mr. Foss served as the Director of Compliance at Transamerica Asset Management (2015-2017) and Deputy Chief Compliance Officer at ALPS (2012-2015). Mr. Foss is also the President of Financial Investors Trust and Chief Compliance Officer of Clough Global Funds; Clough Funds Trust; MVP Private Markets Funds; Bluerock Total Income + Real Estate Fund; Bluerock High Income Institutional Credit Fund; SPDR® S&P 500® ETF Trust, SPDR® Dow Jones® Industrial Average ETF Trust, SPDR® S&P MIDCAP 400® ETF Trust.

Jill McFate Birth year: 1978	Treasurer	Since December 2021	Ms. McFate joined ALPS in 2021 and is currently Senior Director, Fund Administration of ALPS. Prior to joining SS&C ALPS, Jill managed financial reporting and N-PORT regulatory reporting services during her 14 years at The Northern Trust Company as Vice President, Financial Reporting Manager.
Ivana Kovačić, Birth Year: 1977	Chief Compliance Officer	Since August 2022

Deputy Chief Compliance Officer, ALPS Holdings, Inc., since October 2021. Ms. Kovačić joined ALPS in March 2020 as Assistant Vice President, Regulatory Compliance. Prior to the current role, Ms. Kovačić served as Senior Compliance Analyst at Jennison Associates (August 2013 to January 2019). Ms. Kovačić is also the Fund CCO of 1WS Credit Income Fund, Goehring & Rozencwajg Investment Funds and X-Square Balanced Fund.

Patrick Rogers, Birth year: 1966	Secretary	Since November 2021	Mr. Rogers has served as Senior Legal Counsel of ALPS since September 2021 and previously served as Compliance Counsel for Mercer Advisors from 2018 to 2021 and Contract Attorney for CACI, Inc. from 2014 to 2018.
Tanya Tancheff, Birth year: 1973	Assistant Secretary	Since May 2022	Senior Paralegal with ALPS. Assistant Secretary of Liberty All-Star® Equity Fund and Liberty All-Star® Growth Fund. Because of her position with ALPS, Ms. Tancheff is deemed an affiliate of the Funds as defined under the 1940 Act.

*	All communications to Trustees and Officers may be directed to ALPS Series Trust c/o 1290 Broadway, Suite 1000, Denver, CO 80203.

**	This is the period for which the Trustee or Officer began serving the Trust. Each Trustee serves an indefinite term, until such Trustee’s successor is elected and appointed, or such Trustee resigns or is deceased. Officers are elected on an annual basis.

***	Except as otherwise indicated, each individual has held the office shown or other offices in the same company for the last five years.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE.